Consolidated Statements of Financial Position - CAD ($)	Jan. 31, 2022	Jan. 31, 2021
CURRENT
Cash and cash equivalents	$ 211,302	$ 480,051
Accounts receivable	169,545	0
Sales tax receivable	211,482	111,952
Prepaid expenses	49,295	155,442
Total current assets	641,624	747,445
Property and equipment	76,255	8,188
Intangible assets	518,778	248,010
TOTAL ASSETS	1,236,657	1,003,643
CURRENT
Accounts payable and accrued liabilities	334,452	135,354
Deferred revenue	15,220	0
TOTAL LIABILITIES	349,672	135,354
SHAREHOLDERS' EQUITY
Share Capital	5,716,131	4,031,650
Warrant reserve	510,483	115,802
Share-based payment reserve	675,560	853,848
Accumulated deficit	(6,015,189)	(4,133,011)
TOTAL SHAREHOLDERS' EQUITY	886,985	868,289
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,236,657	$ 1,003,643